Share-Based Compensation - Schedule of Share-Based Plan Compensation Expense, Including Cash Award (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation plan expense, net of related tax benefits	$ 4,644	$ 6,751	$ 7,185
Share-based compensation plan related tax benefits	$ 1,467	$ 4,137	$ 4,404